Consolidated Statements Of Comprehensive Income	3 Months Ended			6 Months Ended
	Jun. 30, 2018 KRW (₩) ₩ / shares		Jun. 30, 2017 KRW (₩) ₩ / shares	Jun. 30, 2018 KRW (₩) ₩ / shares		Jun. 30, 2018 USD ($) $ / shares		Jun. 30, 2017 KRW (₩) ₩ / shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Interest income	₩ 2,368,669,000,000		₩ 2,105,808,000,000	₩ 4,643,416,000,000		$ 4,176,485,000		₩ 4,189,584,000,000
Interest income on financial assets at fair value through profit or loss (IFRS 9)	13,367,000,000	[1]	0	28,537,000,000	[1]	25,667,000	[1]	0
Interest income on financial assets at fair value through other comprehensive income	62,170,000,000	[1]	0	119,446,000,000	[1]	107,435,000	[1]	0
Interest income on financial assets at amortized cost	2,293,132,000,000	[1]	0	4,495,433,000,000	[1]	4,043,383,000	[1]	0
Interest income on financial assets at fair value through profit or loss in accordance with IAS 39	0		13,074,000,000	0		0		26,806,000,000
Interest income on available-for-sale financial assets	0		67,667,000,000	0		0		144,067,000,000
Interest income on held-to-maturity financial assets	0		74,690,000,000	0		0		149,673,000,000
Interest income on loans and receivables	0		1,950,377,000,000	0		0		3,869,038,000,000
Interest expense	(971,346,000,000)		(818,232,000,000)	(1,878,942,000,000)		(1,690,000,000)		(1,639,264,000,000)
Net interest income	1,397,323,000,000		1,287,576,000,000	2,764,474,000,000		2,486,485,000		2,550,320,000,000
Fees and commissions income	555,400,000,000		506,281,000,000	1,113,006,000,000		1,001,084,000		1,013,893,000,000
Fees and commissions expense	(258,053,000,000)		(243,533,000,000)	(510,351,000,000)		(459,031,000)		(476,193,000,000)
Net fees and commissions income	297,347,000,000		262,748,000,000	602,655,000,000		542,053,000		537,700,000,000
Dividend income	14,151,000,000		19,617,000,000	49,704,000,000		44,706,000		59,445,000,000
Net gain (loss) on financial instruments at fair value through profit or loss (IFRS 9)	67,693,000,000	[1]	0	117,023,000,000	[1]	105,255,000	[1]	0
Gain (loss) on financial instruments at fair value through profit or loss (IAS 39)	0		12,066,000,000	0		0		(146,409,000,000)
Net gain (loss) on financial assets at fair value through other comprehensive income	475,000,000	[1]	0	1,287,000,000	[1]	1,158,000	[1]	0
Net gain (loss) on available-for-sale financial assets	0		88,387,000,000	0		0		104,172,000,000
Net gain (loss) on financial assets at amortized cost	9,361,000,000	[1]	0	30,886,000,000	[1]	27,780,000	[1]	0
Net gain (loss) on disposals of securities at amortized cost	0		0	431,000,000	[1]	388,000	[1]	0
Net gain (loss) on disposals of loans and other financial assets at amortized cost	9,361,000,000	[1]	0	30,455,000,000	[1]	27,392,000	[1]	0
Impairment losses due to credit loss	150,673,000,000		(204,486,000,000)	28,438,000,000		25,578,000		(283,763,000,000)
General and administrative expenses	(827,654,000,000)		(784,157,000,000)	(1,567,338,000,000)		(1,409,730,000)		(1,538,427,000,000)
Other net operating income (expenses)	(122,951,000,000)		(77,267,000,000)	(219,414,000,000)		(197,350,000)		201,190,000,000
Operating income	986,418,000,000		604,484,000,000	1,807,715,000,000		1,625,935,000		1,484,228,000,000
Share of losses of joint ventures and associates	7,681,000,000		(14,863,000,000)	(1,462,000,000)		(1,315,000)		(64,278,000,000)
Net other non-operating income (expenses)	1,398,000,000		11,697,000,000	(4,721,000,000)		(4,246,000)		9,998,000,000
Non-operating income (loss)	9,079,000,000		(3,166,000,000)	(6,183,000,000)		(5,561,000)		(54,280,000,000)
Net income before income tax expense	995,497,000,000		601,318,000,000	1,801,532,000,000		1,620,374,000		1,429,948,000,000
Income tax expense	(273,701,000,000)		(135,034,000,000)	(485,216,000,000)		(436,424,000)		(320,933,000,000)
Net income	721,796,000,000		466,284,000,000	1,316,316,000,000		1,183,950,000		1,109,015,000,000
Other comprehensive income [abstract]
Net gain on equity securities of financial assets measured at fair value through other comprehensive income, net of tax	2,490,000,000	[1]	0	31,428,000,000	[1]	28,268,000	[1]	0
Net gain on valuation of financial liabilities designated as at FVTPL due to own credit risk	40,000,000	[1]	0	130,000,000	[1],[2]	117,000		0
Items out of change in equity method securities due to change in equity of investee that will not be reclassified to profit or loss	1,145,000,000		(41,000,000)	1,456,000,000		1,310,000		(3,087,000,000)
Remeasurement gain (loss) related to defined benefit plan	(6,113,000,000)		16,840,000,000	(59,573,000,000)		(53,583,000)		(9,677,000,000)
Items that will not be reclassified to profit or loss	(2,438,000,000)		16,799,000,000	(26,559,000,000)		(23,888,000)		(12,764,000,000)
Net gain on valuation of debt securities at FVTOCI	8,009,000,000	[1]	0	10,024,000,000	[1]	9,016,000	[1]	0
Net loss on valuation of AFS financial assets	0		(41,680,000,000)	0				(28,706,000,000)
Share of other comprehensive gain (loss) of joint ventures and associates	955,000,000		(156,000,000)	(246,000,000)		(221,000)		4,594,000,000
Gain (loss) on foreign currencies translation of foreign operations	37,268,000,000		31,450,000,000	35,526,000,000		31,954,000		(69,010,000,000)
Net loss on valuation of cash flow hedge	(2,787,000,000)		(673,000,000)	(6,213,000,000)		(5,588,000)		(1,526,000,000)
Net loss on disposal of assets held for sale	(4,709,000,000)		0	(4,709,000,000)		(4,236,000)		0
Items that may be reclassified to profit or loss	38,736,000,000		(11,059,000,000)	34,382,000,000		30,925,000		(94,648,000,000)
Other comprehensive income(loss), net of tax	36,298,000,000		5,740,000,000	7,823,000,000		7,037,000		(107,412,000,000)
Total comprehensive income	758,094,000,000		472,024,000,000	1,324,139,000,000		1,190,987,000		1,001,603,000,000
Net income attributable to:
Net income attributable to owners	716,142,000,000		460,888,000,000	1,305,878,000,000		1,174,562,000		1,098,361,000,000
Net Income (loss) attributable to non-controlling interests	5,654,000,000		5,396,000,000	10,438,000,000		9,388,000		10,654,000,000
Total comprehensive income attributable to:
Comprehensive income attributable to owners	751,528,000,000		464,129,000,000	1,315,322,000,000		1,183,056,000		995,742,000,000
Comprehensive income (loss) attributable to non-controlling interests	₩ 6,566,000,000		₩ 7,895,000,000	₩ 8,817,000,000		$ 7,931,000		₩ 5,861,000,000
Basic and diluted earnings from continuing and discontinued operations per share (Note 42) (Unit: Korean Won and U.S. Dollar) | (per share)	₩ 1,008		₩ 623	₩ 1,828		$ 1,644		₩ 1,497

[1]	The consolidated interim statements of comprehensive income for the three months and six months ended June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated interim statements of comprehensive income for the three months and six months ended June 30, 2017 was not retrospectively restated in accordance with IFRS 9.
[2]	The consolidated interim statements of changes in equity for the six months ended June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated interim statements of changes in equity for the six months ended June 30, 2017 was not retrospectively restated in accordance with IFRS 9.